Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Expense by nature
Indirect tax receivable			$ 400
Cost of sales
Expense by nature
Tower repairs and maintenance	$ 20,364	$ 25,134	77,762	$ 68,391
Power generation	89,883	113,604	303,815	305,858
Short term rental	2,605	3,401	8,195	13,616
Vehicle maintenance and repairs	495	439	1,556	1,473
Site regulatory permits	9,365	8,593	30,562	26,634
Security services	9,650	12,375	33,756	31,713
Insurance	1,081	1,353	3,635	3,750
Staff costs	7,240	8,454	25,385	23,664
Travel costs	1,753	2,195	7,967	3,436
Professional fees	905	943	2,106	2,846
Depreciation	89,850	102,929	293,784	298,901
Amortization	10,908	11,381	33,871	30,317
Net impairment of property, plant and equipment, intangibles fixed assets and prepaid land rent	103,429	3,099	108,510	1,768
Other	17,504	3,698	18,870	6,430
Total	$ 365,032	$ 297,598	$ 949,774	$ 818,797